CAPITAL STOCK	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
CAPITAL STOCK

10.	CAPITAL STOCK

(a)	Authorized

Unlimited number of common and preferred shares without par value.

As of December 31, 2024, there are no preferred shares issued.

(b)	Issued

As of December 31, 2024, there are 15,205,947 common shares issued and outstanding.

During the year ended December 31, 2024, the following transaction occurred.

On October 31, 2024 and December 10, 2024, the Company closed two tranches of private placement which was announced on October 1, 2024 for gross proceeds of $117,000 and issued 1,170,000 units of the Company. Each unit consists of one common share in the capital of the Company and one share purchase warrant to purchase an additional common share in the capital of the Company at the price of $0.15 per common share for a period of three (3) years. The Company paid a finder’s fee of $1,500 in cash and issued 15,000 share purchase warrants exercisable for two (2) years at the price of $0.15 per share. All securities issued in connection with this financing include a hold period in accordance with applicable securities laws

On September 20, 2024, the Company closed a non-brokered private placement financing for gross proceeds of $29,000 through the issuance of 290,000 units of the Company at $0.10 per unit. Each unit consists of one common share in the capital of the Company and one share purchase warrant to purchase an additional common share in the capital of the Company at the price of $0.15 per common share for a period of three (3) years. All securities issued in connection with this financing include a hold period in accordance with applicable securities laws. Based on the residual value the warrants were valued at $ nil.

During the year ended December 31, 2023, the following transactions occurred:

On July 24, 2023, the Company closed a non-brokered private placement financing, for gross proceeds of $50,000 through the issuance of 2,000,000 flow-through units of the Company at $0.025 per unit to related parties. Each unit consists of one flow-through common share in the capital of the Company and non-flow-through share purchase warrant to purchase an additional common share in the capital of the Company at the price of $0.05 per common share for a period of 5 years. All securities issued in connection with this financing include a hold period in accordance with applicable securities laws. Based on the residual method the warrants were valued at $ nil. The units were issued below the then market price of the Company shares, therefore a flow-through premium was not recorded.

On May 15, 2023, the Company closed a non-brokered private placement financing for gross proceeds of $150,000 through the issuance of 6,000,000 units of the Company at $0.025 per unit of which 5,600,000 were subscribed to related parties. Each unit consists of one common share in the capital of the Company and one share purchase warrant to purchase an additional common share in the capital of the Company at the price of $0.05 per common share for a period of 5 years. All securities issued in connection with this financing include a hold period in accordance with applicable securities laws. Based on the residual value the warrants were valued at $ nil.

During the year ended December 21, 2021, the following share transaction occurred:

On January 15, 2021, the Company issued 80,000 flow-through units for proceeds of $20,000. Each flow-through unit consists of one flow-through common share of the Company and one non-flow-through share purchase warrant to acquire one non-flow-through common share of the Company at a price of $0.50 for a period of two years. During the year-ended December 31, 2022, the Company made a formal application to Canada Revenue Agency and cancelled the Company’s flow-through share application which was submitted during the year ended December 31, 2020. As at December 31, 2024 and 2023, the Company has included a provision for indemnification of the flow through shareholder for an amount of $10,000 in accounts payable.

(c)	Warrants

Warrants activity is as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, December 31, 2022	1,280,000	$0.08
Expired	(80,000)	$0.50
Issued	8,000,000	$0.05
Balance, December 31, 2023	9,200,000	$0.05
Issued	1,475,000	$0.15
Balance, December 31, 2024	10,675,000	$0.06

As of December 31, 2024, the following warrants were outstanding:

Expiry Date	Exercise Price	Number of Warrants Outstanding

October 31, 2026	$0.15	15,000
August 31, 2027	$0.05	250,000
October 7, 2027	$0.05	750,000
October 31, 2027	$0.05	200,000
September 20, 2027	$0.15	290,000
October 31, 2027	$0.15	650,000
December 4, 2027	$0.15	520,000
May 15, 2028	$0.05	6,000,000
July 24, 2028	$0.05	2,000,000
		10,675,000

The weighted average remaining contractual life for warrants outstanding at December 31, 2024 is 3.26 years (2023 – 4.34 years).

(d)	Stock options

The Company’s 2015 Stock Option Plan provides that the Board of Directors of the Company may grant to directors, officers, employees and consultants of the Company options to acquire up to 20% of the issued and outstanding common shares of the Company calculated from time to time on a rolling basis. The terms of the options are determined at the date of grant.

On January 29, 2024, the Company issued 1,250,000 stock options with an exercise price of $0.10. The options expire in three years from the grant date and vest 25% on the grant date, with 25% vesting each 6 months following the grant date. The fair value of the options granted was $92,665 or $0.074 per option.

On January 29, 2024, the Company issued 500,000 stock options with an exercise price of $0.10. The options expire in three years from the grant date and vest 25% one-year from the grant date, with 25% vesting each 6 months following the one-year anniversary. The fair value of the options granted was $30,666 or $0.061 per option.

On December 5, 2024, the Company issued 400,000 stock options with an exercise price of $0.10. The options expire in three years from the grant date and vest 25% on the grant date, with 25% vesting each 6 months following the grant date. The fair value of the options granted was $25,972 or $0.065 per option.

The following summarizes the officer, director and consultants stock options that were granted and expired during the Year ended December 31, 2024 and 2023. The options vest 25% on grant and thereafter at 25% every six months or after one year:

	Number of Options	Weighted Average Exercise Price
Balance, December 31, 2022 & 2023	—	$—
Issued	2,150,000	$0.10
Expired	(250,000)	$0.10
Balance, December 31, 2024	1,900,000	$0.10

The weighted average remaining contractual life for options outstanding at December 31, 2024 is 2.26 years.

The Company applies the fair value method using the Black-Scholes option pricing model in accounting for its stock options granted. Accordingly, share-based payments of $65,482 (2023 - $ nil) were recognized as employee benefits and $26,206 (2023 - $ nil) was recognized as consulting fees for options granted to consultants

The grant date fair value of consultant options was calculated using the Black-Scholes Option Pricing Model with the following assumptions:

For the year ended December 31, 2024
Grant-date share price	$0.10
Weighted average grant-date fair value	$0.063
Exercise price	$0.10
Risk-free interest rates	3.31%
Expected life of options (in years)	2.73
Expected volatility of share price	139.99%
Expected dividend yield	0%

The grant date fair value of officer and director options was calculated using the Black-Scholes Option Pricing Model with the following assumptions:

For the year ended December 31, 2024
Grant-date share price	$0.10
Weighted average grant-date fair value	$0.076
Exercise price	$0.10
Risk-free interest rates	3.80%
Expected life of options (in years)	3.00
Expected volatility of share price	131.04%
Expected dividend yield	0%